Consolidated balance sheet $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Current Assets
Cash and cash equivalents	$ 3,678	$ 620
Accounts receivable	4,209	3,624
Inventories	982	936
Other current assets (Note 9)	2,503	2,152
Total current assets	11,372	7,332
Plant, Property and Equipment (Note 10)	80,569	75,940
Net Investment in Leases (Note 11)	2,263	1,895
Equity investments	10,314	9,535
Restricted Investments	2,636	2,108
Regulatory Assets (Note 14)	2,330	1,910
Goodwill (Note 15)	12,532	12,843
Other Long-Term Assets (Note 16)	3,018	2,785
Total assets	125,034	114,348
Current Liabilities
Notes payable (Note 17)	0	6,262
Accounts payable and other (Note 18)	6,987	7,149
Dividends payable	979	930
Accrued interest	913	668
Current portion of long-term debt (Note 21)	2,938	1,898
Total current liabilities	11,817	16,907
Regulatory Liabilities (Note 14)	4,806	4,520
Other Long-Term Liabilities (Note 19)	1,015	1,017
Deferred Income Tax Liabilities (Note 20)	8,125	7,648
Long-Term Debt (Note 21)	49,976	39,645
Junior Subordinated Notes (Note 22)	10,287	10,495
Total liabilities	86,026	80,232
EQUITY
Common shares, no par value (Note 25)	30,002	28,995
Preferred shares (Note 26)	2,499	2,499
Additional paid-in capital	0	722
Retained earnings (Accumulated deficit)	(2,997)	819
Accumulated other comprehensive income (loss) (Note 27)	49	955
Controlling Interests	29,553	33,990
Non-controlling interests (Note 24)	9,455	126
Total Equity	39,008	34,116
Total Liabilities and Equity	$ 125,034	$ 114,348